Schedule of Investments (unaudited)	iShares® ESG MSCI USA Leaders ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Howmet Aerospace Inc.(a)	72,432	$2,569,887
Teledyne Technologies Inc.(a)	8,608	3,610,798
		6,180,685
Air Freight & Logistics — 1.0%
CH Robinson Worldwide Inc.	24,837	2,409,685
Expeditors International of Washington Inc.	31,436	3,951,191
United Parcel Service Inc., Class B	133,543	28,658,328
		35,019,204
Airlines — 0.0%
Delta Air Lines Inc.(a)	29,611	1,411,853

Auto Components — 0.3%
Aptiv PLC(a)	50,118	7,538,750
BorgWarner Inc.	44,363	2,275,378
		9,814,128
Automobiles — 2.5%
Tesla Inc.(a)	142,522	89,107,605

Banks — 2.2%
Citizens Financial Group Inc.	78,901	3,937,160
First Republic Bank/CA	32,338	6,190,787
Huntington Bancshares Inc./OH	188,804	2,994,431
KeyCorp	179,816	4,142,961
M&T Bank Corp.	23,875	3,836,474
PNC Financial Services Group Inc. (The)	78,640	15,309,635
Regions Financial Corp.	178,305	4,174,120
SVB Financial Group(a)	9,631	5,613,814
Truist Financial Corp.	250,045	15,447,780
U.S. Bancorp.	264,862	16,098,312
		77,745,474
Beverages — 2.4%
Coca-Cola Co. (The)	759,832	42,011,111
Keurig Dr Pepper Inc.	71,734	2,651,289
PepsiCo Inc.	256,060	37,881,516
		82,543,916
Biotechnology — 1.8%
Amgen Inc.	107,198	25,506,692
Biogen Inc.(a)	28,274	7,562,730
BioMarin Pharmaceutical Inc.(a)	33,732	2,607,484
Gilead Sciences Inc.	233,228	15,418,703
Horizon Therapeutics PLC(a)	39,505	3,621,028
Vertex Pharmaceuticals Inc.(a)	48,250	10,066,397
		64,783,034
Building Products — 0.8%
Allegion PLC	16,840	2,365,683
Fortune Brands Home & Security Inc.	25,737	2,655,029
Johnson Controls International PLC	133,685	8,895,400
Lennox International Inc.	6,303	2,205,609
Masco Corp.	47,727	2,878,415
Owens Corning	19,475	2,077,009
Trane Technologies PLC	44,253	8,248,759
		29,325,904
Capital Markets — 5.0%
Ameriprise Financial Inc.	21,670	5,630,733
Bank of New York Mellon Corp. (The)	154,942	8,069,379
BlackRock Inc.(b)	28,330	24,846,543
Carlyle Group Inc. (The)	28,551	1,245,966
Security	Shares	Value

Capital Markets (continued)
Cboe Global Markets Inc.	19,899	$2,214,759
Charles Schwab Corp. (The)	267,722	19,771,270
CME Group Inc.	66,629	14,575,760
FactSet Research Systems Inc.	7,049	2,356,904
Franklin Resources Inc.	56,283	1,925,441
Intercontinental Exchange Inc.	104,255	11,768,304
Invesco Ltd.	72,425	2,066,285
MarketAxess Holdings Inc.	7,052	3,290,040
Moody's Corp.	31,254	10,481,029
Morgan Stanley	261,990	23,827,991
Nasdaq Inc.	21,411	3,585,486
Northern Trust Corp.	36,731	4,451,430
Raymond James Financial Inc.	23,004	3,050,100
S&P Global Inc.	44,675	16,952,822
State Street Corp.	65,293	5,679,185
T Rowe Price Group Inc.	42,308	8,095,636
		173,885,063
Chemicals — 2.4%
DuPont de Nemours Inc.	99,871	8,448,088
Ecolab Inc.	47,682	10,255,445
International Flavors & Fragrances Inc.	45,176	6,400,084
Linde PLC	97,134	29,198,480
LyondellBasell Industries NV, Class A	49,613	5,587,416
Mosaic Co. (The)	66,843	2,415,706
PPG Industries Inc.	43,949	7,898,514
Sherwin-Williams Co. (The)	47,586	13,492,059
		83,695,792
Commercial Services & Supplies — 0.5%
Copart Inc.(a)	39,475	5,092,670
Waste Management Inc.	78,539	11,048,866
		16,141,536
Communications Equipment — 1.4%
Cisco Systems Inc.	783,578	41,451,276
Motorola Solutions Inc.	31,372	6,440,986
		47,892,262
Consumer Finance — 0.9%
Ally Financial Inc.	69,418	3,797,859
American Express Co.	127,092	20,351,242
Discover Financial Services	56,923	6,674,791
		30,823,892
Containers & Packaging — 0.4%
Amcor PLC	289,909	3,420,926
Ball Corp.	60,465	4,967,804
International Paper Co.	69,316	4,373,840
		12,762,570
Distributors — 0.2%
Genuine Parts Co.	26,802	3,514,278
LKQ Corp.(a)	53,523	2,727,532
Pool Corp.	2,549	1,112,766
		7,354,576
Diversified Financial Services — 0.1%
Equitable Holdings Inc.	72,755	2,309,971
Voya Financial Inc.	23,015	1,507,943
		3,817,914
Diversified Telecommunication Services — 1.2%
Verizon Communications Inc.	768,055	43,387,427

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Leaders ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities — 0.3%
Edison International	70,396	$3,933,025
Eversource Energy	63,663	5,168,799
		9,101,824
Electrical Equipment — 0.6%
Eaton Corp. PLC	73,889	10,732,377
Generac Holdings Inc.(a)	11,667	3,835,176
Rockwell Automation Inc.	21,559	5,685,540
		20,253,093
Electronic Equipment, Instruments & Components — 0.5%
Cognex Corp.	32,671	2,593,751
Keysight Technologies Inc.(a)	34,538	4,917,520
Trimble Inc.(a)	46,433	3,612,023
Zebra Technologies Corp., Class A(a)	9,924	4,932,724
		16,056,018
Energy Equipment & Services — 0.3%
Baker Hughes Co.	137,292	3,349,925
Schlumberger Ltd.	259,524	8,130,887
		11,480,812
Entertainment — 2.5%
Activision Blizzard Inc.	143,797	13,984,258
Electronic Arts Inc.	53,384	7,630,175
Take-Two Interactive Software Inc.(a)	21,377	3,966,716
Walt Disney Co. (The)(a)	336,919	60,190,580
		85,771,729
Equity Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp.	82,479	21,070,085
Boston Properties Inc.	27,457	3,227,845
Crown Castle International Corp.	80,053	15,170,044
Equinix Inc.	16,572	12,208,924
Equity Residential	65,709	5,089,162
Healthpeak Properties Inc.	99,982	3,337,399
Host Hotels & Resorts Inc.(a)	130,918	2,247,862
Prologis Inc.	137,254	16,174,011
Welltower Inc.	77,468	5,792,282
Weyerhaeuser Co.	138,788	5,268,393
		89,586,007
Food & Staples Retailing — 0.1%
Kroger Co. (The)	99,557	3,681,618

Food Products — 0.8%
Bunge Ltd.	26,015	2,258,622
Campbell Soup Co.	36,483	1,775,628
Conagra Brands Inc.	90,682	3,454,984
General Mills Inc.	113,485	7,133,667
Hormel Foods Corp.	55,116	2,675,331
JM Smucker Co. (The)	20,339	2,710,985
Kellogg Co.	47,879	3,135,596
Lamb Weston Holdings Inc.	27,164	2,240,759
McCormick & Co. Inc./MD, NVS	46,572	4,147,702
		29,533,274
Gas Utilities — 0.1%
Atmos Energy Corp.	23,787	2,358,957
UGI Corp.	38,708	1,782,503
		4,141,460
Health Care Equipment & Supplies — 2.1%
ABIOMED Inc.(a)	8,395	2,389,049
Align Technology Inc.(a)	13,903	8,204,855
Baxter International Inc.	93,749	7,698,668
Security	Shares	Value

Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA Inc.	40,565	$2,714,610
Dexcom Inc.(a)	17,851	6,593,981
Edwards Lifesciences Corp.(a)	115,913	11,116,057
Hologic Inc.(a)	47,823	3,015,718
IDEXX Laboratories Inc.(a)	15,855	8,848,834
Insulet Corp.(a)	12,265	3,307,503
Novocure Ltd.(a)	17,107	3,489,828
ResMed Inc.	27,007	5,559,391
STERIS PLC	15,842	3,023,604
Teleflex Inc.	8,666	3,485,379
West Pharmaceutical Services Inc.	13,754	4,779,652
		74,227,129
Health Care Providers & Services — 1.8%
AmerisourceBergen Corp.	28,496	3,269,631
Cardinal Health Inc.	54,506	3,056,151
Centene Corp.(a)	107,946	7,944,826
Cigna Corp.	65,304	16,903,940
DaVita Inc.(a)	13,198	1,584,684
HCA Healthcare Inc.	50,472	10,840,881
Humana Inc.	23,917	10,468,471
Laboratory Corp. of America Holdings(a)	18,115	4,972,205
Quest Diagnostics Inc.	24,770	3,261,466
		62,302,255
Health Care Technology — 0.2%
Cerner Corp.	56,849	4,448,434
Teladoc Health Inc.(a)(c)	25,103	3,780,010
		8,228,444
Hotels, Restaurants & Leisure — 2.6%
Booking Holdings Inc.(a)	7,603	17,954,865
Darden Restaurants Inc.	24,189	3,464,590
Domino's Pizza Inc.	7,202	3,074,318
Hilton Worldwide Holdings Inc.(a)	51,525	6,454,537
McDonald's Corp.	138,381	32,365,932
Starbucks Corp.	218,511	24,884,033
Vail Resorts Inc.(a)	7,471	2,442,120
		90,640,395
Household Durables — 0.3%
Garmin Ltd.	28,959	4,119,128
Mohawk Industries Inc.(a)	11,079	2,334,124
Newell Brands Inc.	70,927	2,034,896
NVR Inc.(a)	649	3,171,812
		11,659,960
Household Products — 2.5%
Clorox Co. (The)	23,347	4,126,115
Colgate-Palmolive Co.	149,621	12,535,247
Kimberly-Clark Corp.	65,970	8,617,661
Procter & Gamble Co. (The)	457,044	61,632,384
		86,911,407
Industrial Conglomerates — 0.9%
3M Co.	107,483	21,823,348
Roper Technologies Inc.	19,477	8,764,845
		30,588,193
Insurance — 3.4%
Aflac Inc.	121,414	6,881,746
Allstate Corp. (The)	56,215	7,679,531
American Financial Group Inc./OH	13,631	1,813,741
American International Group Inc.	160,509	8,481,296
Aon PLC, Class A	41,943	10,627,098

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Leaders ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Arch Capital Group Ltd.(a)	75,489	$3,011,256
Arthur J Gallagher & Co.	35,959	5,271,949
Assurant Inc.	10,747	1,731,879
Chubb Ltd.	83,563	14,204,874
Erie Indemnity Co., Class A, NVS	5,103	1,026,366
Hartford Financial Services Group Inc. (The)	66,356	4,336,365
Lincoln National Corp.	33,847	2,362,182
Loews Corp.	42,130	2,459,549
Marsh & McLennan Companies Inc.	94,321	13,049,310
Principal Financial Group Inc.	50,598	3,308,603
Progressive Corp. (The)	108,708	10,770,789
Prudential Financial Inc.	73,685	7,882,085
Reinsurance Group of America Inc.	12,613	1,589,616
Travelers Companies Inc. (The)	46,812	7,475,877
Willis Towers Watson PLC	23,937	6,256,174
		120,220,286
Interactive Media & Services — 7.5%
Alphabet Inc., Class A(a)	55,818	131,554,653
Alphabet Inc., Class C, NVS(a)	54,716	131,950,917
		263,505,570
Internet & Direct Marketing Retail — 0.5%
eBay Inc.	126,293	7,688,718
MercadoLibre Inc.(a)	8,330	11,317,721
		19,006,439
IT Services — 6.0%
Accenture PLC, Class A	118,428	33,415,644
Automatic Data Processing Inc.	69,727	13,667,887
International Business Machines Corp.	165,854	23,839,854
Mastercard Inc., Class A	164,562	59,337,766
Okta Inc.(a)	22,498	5,004,455
Visa Inc., Class A	314,805	71,555,177
Western Union Co. (The)	76,268	1,866,278
		208,687,061
Leisure Products — 0.1%
Hasbro Inc.	24,218	2,324,201

Life Sciences Tools & Services — 1.8%
Agilent Technologies Inc.	56,609	7,819,401
Bio-Techne Corp.	7,201	2,979,990
Illumina Inc.(a)	23,341	9,468,043
Mettler-Toledo International Inc.(a)	4,345	5,652,628
Thermo Fisher Scientific Inc.	73,089	34,315,285
Waters Corp.(a)	11,542	3,719,410
		63,954,757
Machinery — 2.8%
Caterpillar Inc.	101,210	24,399,707
Cummins Inc.	27,406	7,051,016
Deere & Co.	55,267	19,956,914
Dover Corp.	26,662	4,012,631
Fortive Corp.	59,580	4,320,742
IDEX Corp.	14,085	3,136,166
Illinois Tool Works Inc.	58,774	13,621,462
PACCAR Inc.	64,393	5,895,823
Pentair PLC	30,822	2,125,793
Snap-on Inc.	10,060	2,561,477
Stanley Black & Decker Inc.	29,862	6,474,081
Xylem Inc./NY	33,483	3,955,012
		97,510,824
Security	Shares	Value

Media — 0.3%
Cable One Inc.	971	$1,762,909
Discovery Inc., Class A(a)	32,181	1,033,332
Discovery Inc., Class C, NVS(a)	56,129	1,686,676
Interpublic Group of Companies Inc. (The)	19,747	665,276
Omnicom Group Inc.	39,907	3,281,952
Sirius XM Holdings Inc.	192,099	1,200,619
		9,630,764
Metals & Mining — 0.4%
Newmont Corp.	148,541	10,914,793
Steel Dynamics Inc.	39,045	2,437,579
		13,352,372
Mortgage Real Estate Investment — 0.1%
Annaly Capital Management Inc.	259,567	2,406,186

Multi-Utilities — 0.4%
CenterPoint Energy Inc.	102,375	2,590,087
Consolidated Edison Inc.	63,554	4,908,911
Sempra Energy	58,791	7,965,593
		15,464,591
Multiline Retail — 0.6%
Target Corp.	92,945	21,091,079

Oil, Gas & Consumable Fuels — 1.0%
Cheniere Energy Inc.(a)	44,703	3,795,285
Marathon Petroleum Corp.	120,828	7,467,170
ONEOK Inc.	82,591	4,355,849
Phillips 66	81,095	6,829,821
Valero Energy Corp.	75,831	6,096,812
Williams Companies Inc. (The)	225,284	5,933,981
		34,478,918
Personal Products — 0.4%
Estee Lauder Companies Inc. (The), Class A	42,640	13,070,013

Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	415,840	27,329,005
Catalent Inc.(a)	31,595	3,312,104
Eli Lilly & Co.	151,204	30,201,487
Jazz Pharmaceuticals PLC(a)	11,237	2,001,647
Johnson & Johnson	487,892	82,575,721
Merck & Co. Inc.	469,636	35,640,676
Zoetis Inc.	88,193	15,581,939
		196,642,579
Professional Services — 0.3%
IHS Markit Ltd.	69,928	7,364,118
Robert Half International Inc.	20,996	1,864,235
		9,228,353
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	62,288	5,467,641

Road & Rail — 1.8%
AMERCO.	1,820	1,046,573
CSX Corp.	141,524	14,169,383
Kansas City Southern	16,862	5,019,480
Norfolk Southern Corp.	46,756	13,133,760
Union Pacific Corp.	124,323	27,939,108
		61,308,304
Semiconductors & Semiconductor Equipment — 5.5%
Applied Materials Inc.	170,321	23,526,440
Intel Corp.	754,107	43,074,592
Lam Research Corp.	26,524	17,236,621

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Leaders ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	114,889	$74,652,574
Texas Instruments Inc.	170,800	32,421,256
		190,911,483
Software — 13.6%
Adobe Inc.(a)	88,848	44,830,924
ANSYS Inc.(a)	16,101	5,441,172
Autodesk Inc.(a)	40,812	11,666,518
Cadence Design Systems Inc.(a)	51,779	6,575,415
Citrix Systems Inc.	22,823	2,623,732
Intuit Inc.	50,826	22,317,188
Microsoft Corp.	1,329,869	332,041,692
salesforce.com Inc.(a)	170,335	40,556,764
VMware Inc., Class A(a)(c)	15,602	2,463,400
Workday Inc., Class A(a)	33,409	7,641,306
		476,158,111
Specialty Retail — 3.5%
Advance Auto Parts Inc.	12,162	2,307,497
Best Buy Co. Inc.	43,255	5,027,961
Burlington Stores Inc.(a)	12,294	3,975,511
CarMax Inc.(a).	30,168	3,475,052
Home Depot Inc. (The)	199,821	63,724,915
Lowe's Companies Inc.	135,676	26,433,755
TJX Companies Inc. (The)	222,841	15,050,681
Tractor Supply Co.	21,586	3,922,176
		123,917,548
Technology Hardware, Storage & Peripherals — 0.3%
Hewlett Packard Enterprise Co.	241,451	3,853,558
HP Inc.	231,373	6,763,033
		10,616,591
Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica Inc.(a)	23,800	7,690,494
Nike Inc., Class B	235,991	32,203,332
VF Corp.	61,798	4,926,536
		44,820,362
Security	Shares	Value

Trading Companies & Distributors — 0.4%
Fastenal Co.	106,595	$5,653,799
United Rentals Inc.(a)	13,400	4,475,064
WW Grainger Inc.	8,263	3,818,828
		13,947,691
Water Utilities — 0.2%
American Water Works Co. Inc.	33,676	5,220,453
Essential Utilities Inc.	43,247	2,067,207
		7,287,660
Total Common Stocks — 99.5%
(Cost: $2,547,591,640)		3,474,865,837

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(b)(d)(e)	970,106	970,688
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	4,686,000	4,686,000
		5,656,688
Total Short-Term Investments — 0.2%
(Cost: $5,655,920)		5,656,688

Total Investments in Securities — 99.7%
(Cost: $2,553,247,560)		3,480,522,525

Other Assets, Less Liabilities — 0.3%		10,669,059

Net Assets — 100.0%		$3,491,191,584

(a)	Non-income producing security.
(b)	Affiliate of the Fund.

(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,263,030	$—	$(288,878	)(a)	$(1,901)	$(1,563)	$970,688	970,106	$26,501	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,756,000	—	(70,000	)(a)	—	—	4,686,000	4,686,000	1,778		—
BlackRock Inc.	15,006,268	5,399,035	(3,414,423)		904,531	6,951,132	24,846,543	28,330	303,491		—
					$902,630	$6,949,569	$30,503,231		$331,770		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Leaders ETF
May 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	29	06/18/21	$6,093	$59,019

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,474,865,837	$—	$—	$3,474,865,837
Money Market Funds	5,656,688	—	—	5,656,688
	$3,480,522,525	$—	$—	$3,480,522,525
Derivative financial instruments(a)
Assets
Futures Contracts	$59,019	$—	$—	$59,019

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares